UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

Willkie Farr & Gallagher LLP

1875 K Street, N.W.

Washington, DC 20006-1238

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2026

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) [17 CFR § 270.30e-1], is attached hereto.

KraneShares Trust

KraneShares 2x Long BABA Daily ETF

Ticker: KBAB

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares 2x Long BABA Daily ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kbab/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long BABA Daily ETF	$83	0.99%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Stock Return (%)
KBAB	-32.01	-32.26	-3.49Footnote Reference(a)

(a) Alibaba Group Holdings Limited (NYSE: BABA)

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily performance of Alibaba Group Holding Limited (NYSE: BABA) (the “Underlying Stock”).

Because of the daily reset, the Fund’s performance for any period longer than a day will not be 200% of the performance of the Underlying Stock, particularly during volatile markets. During the period, market volatility and the performance of the Underlying Stock contributed materially to the performance of the Fund. Alibaba is an online commerce and cloud computing company operating globally. Extreme competition in China’s e-commerce industry, along with concerns about global protectionist policies, led to a decline in Alibaba's share price during the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares 2x Long BABA Daily ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*
Mar/25	$10,000	$10,000
Mar/25	$8,932	$9,765
Jun/25	$6,232	$9,992
Sep/25	$14,208	$12,037
Dec/25	$8,912	$11,527
Mar/26	$6,072	$10,776
Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares 2x Long BABA Daily ETF	-32.01%	-37.68%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	7.34%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on March 11, 2025. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kbab/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,396,788	2	$37,417	0%

What did the Fund invest in?

Market ExposureFootnote Reference*

Table Summary
Market Exposure	(%)
Total Return Swaps	199.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. Investments are presented at the notional amount (net of financing costs).

Top Holdings

Table Summary
Cash Equivalent	108.01%
Derivatives	-18.37%
Liabilities in Excess of Other Assets	10.36%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kbab/ or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kbab/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares 2x Long BABA Daily ETF: KBAB

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

KBAB-AR-2026

KraneShares Trust

KraneShares 2x Long PDD Daily ETF

Ticker: KPDD

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares 2x Long PDD Daily ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kpdd/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long PDD Daily ETF	$99	1.26%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Stock Return (%)
KPDD	-42.96	-43.20	-13.66Footnote Reference(a)

(a) PDD Holdings (NASDAQ: PDD)

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of PDD Holdings (NASDAQ: PDD) (the “Underlying Stock”).

Because of the daily reset, the Fund’s performance for any period longer than a day will not be 200% of the performance of the Underlying Stock, particularly during volatile markets. During the period, market volatility and the performance of the Underlying Stock contributed materially to the performance of the Fund. PDD Holdings is an online commerce company operating globally, and concerns about protectionist trade policies led to a decline in PDD Holdings’ share price during the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares 2x Long PDD Daily ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*
Mar/25	$10,000	$10,000
Mar/25	$9,888	$9,765
Jun/25	$6,976	$9,992
Sep/25	$10,612	$12,037
Dec/25	$7,309	$11,527
Mar/26	$5,640	$10,776
Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares 2x Long PDD Daily ETF	-42.96%	-41.90%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	7.34%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on March 11, 2025. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kpdd/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$18,135,987	2	$130,241	0%

What did the Fund invest in?

Market ExposureFootnote Reference*

Table Summary
Market Exposure	(%)
Total Return Swaps	199.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. Investments are presented at the notional amount (net of financing costs).

Top Holdings

Table Summary
Cash Equivalent	81.83%
Derivatives	8.50%
Liabilities in Excess of Other Assets	9.66%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kpdd/ or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kpdd/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares 2x Long PDD Daily ETF: KPDD

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

KPDD-AR-2026

KraneShares Trust

KraneShares 2x Long MELI Daily ETF

Ticker: KMLI

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares 2x Long MELI Daily ETF (the "Fund") for the period from June 11, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kmli/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long MELI Daily ETF	$72	1.26%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the Period from Fund inception to March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KMLI*	-58.43	-58.34	-11.37Footnote Reference(a)

The KraneShares 2x Long MELI Daily ETF seeks daily investment results of 2 times (200%) the daily percentage change of the ADR of MercadoLibre, Inc. (NASDAQ: MELI) (the “Underlying Stock”).

Because of the daily reset, the Fund’s performance for any period longer than a day will not be 200% of the performance of the Underlying Stock, particularly during volatile markets. During the period, market volatility and the performance of the Underlying Stock contributed materially to the performance of the Fund. Mercado Libre is a Latin American technology company that operates a regional online marketplace, online payments infrastructure, and other web-based financial services. Investments in shipping, credit, and first-party retail, which compressed margins, led to a decline in Mercado Libre’s share price during the period.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,803,175	2	$40,794	0%

What did the Fund invest in?

Market ExposureFootnote Reference*

Table Summary
Market Exposure	(%)
Total Return Swaps	199.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. Investments are presented at the notional amount (net of financing costs).

Top Holdings

Table Summary
Cash Equivalent	79.08%
Derivatives	-5.81%
Liabilities in Excess of Other Assets	26.72%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kmli/ or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kmli/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares 2x Long MELI Daily ETF: KMLI

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

KMLI-AR-2026

KraneShares Trust

KraneShares 2x Long JD Daily ETF

Ticker: KJD

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares 2x Long JD Daily ETF (the "Fund") for the period from October 14, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/etf/kjd/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long JD Daily ETF	$51	1.25%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the Period from Fund inception to March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KJD*	-25.28	-25.32	-25.91Footnote Reference(a)

The KraneShares 2x Long JD Daily ETF seeks daily investment results of 2 times (200%) the daily percentage change of the ADR of JD.com, Inc. (NASDAQ: JD) (the “Underlying Stock”).

Because of the daily reset, the Fund’s performance for any period longer than a day will not be 200% of the performance of the Underlying Stock, particularly during volatile markets. During the period, market volatility and the performance of the Underlying Stock contributed materially to the performance of the Fund. JD.com is an online commerce company operating primarily in China. Heavy spending on consumer subsidies to support its new instant commerce business led to a decline in JD.com’s share price during the period.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,868,263	2	$10,630	0%

What did the Fund invest in?

Market ExposureFootnote Reference*

Table Summary
Market Exposure	(%)
Total Return Swaps	199.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.

Top Holdings

Table Summary
Cash Equivalent	68.96%
Derivatives	23.36%
Liabilities in Excess of Other Assets	7.69%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kjd/ or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/etf/kjd/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares 2x Long JD Daily ETF: KJD

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

KJD-AR-2026

KraneShares Trust

KraneShares 2x Long BIDU Daily ETF

Ticker: KBDU

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares 2x Long BIDU Daily ETF (the "Fund") for the period from November 19, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/etf/kbdu/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long BIDU Daily ETF	$41	1.25%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the Period from Fund inception to March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying Index Return (%)
KBDU*	-17.96	-17.88	21.07Footnote Reference(a)

The KraneShares 2x Long BIDU Daily ETF seeks daily investment results of 2 times (200%) the daily percentage change of the ADR of Baidu Inc. (NASDAQ: BIDU) (the “Underlying Stock”).

Because of the daily reset, the Fund’s performance for any period longer than a day will not be 200% of the performance of the Underlying Stock, particularly during volatile markets. During the period, market volatility and the performance of the Underlying Stock contributed materially to the performance of the Fund. Baidu is an internet services platform that originally offered traditional search services and has since expanded into artificial intelligence, cloud computing, and autonomous driving, operating primarily in China. Concerns over declines in its traditional search business due to competition from AI chatbots led to a decline in Baidu’s share price during the period.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$512,781	2	$6,791	0%

What did the Fund invest in?

Market ExposureFootnote Reference*

Table Summary
Market Exposure	(%)
Total Return Swaps	198.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.

Top Holdings

Table Summary
Cash Equivalent	89.59%
Derivatives	-0.04%
Liabilities in Excess of Other Assets	10.45%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kbdu/ or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/etf/kbdu/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares 2x Long BIDU Daily ETF: KBDU

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

KBDU-AR-2026

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, and any person who performs a similar function. During the period covered by the report, there were no amendments to the code of ethics, and the Registrant did not grant any waivers from a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert, John Ferguson, is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2026			2025
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$730,750	$0	N/A	$662,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	N/A	$7,500	$0	N/A
(c)	Tax Fees(1)	$202,880	$0	N/A	$172,195	$0	N/A
(d)	All Other Fees	$18,675	$0	N/A	$4,076	$0	N/A

Notes:

(1)	These services included tax return preparation and tax compliance for the Funds.

(e)(1) Pursuant to the requirements of the Sarbanes-Oxley Act of 2002, the SEC adopted Rule 2-01 under Regulation S-X, which, among other things, requires a fund’s audit committee to pre-approve certain audit and non-audit services that are provided by its independent auditors in order to ensure the auditors’ independence. The Registrant’s Board of Trustees has established an Audit Committee that has been charged with, among other things, assisting the Board of Trustees in its oversight of: the Registrant’s independent auditors; preapproving all audit and non-audit services provided by the Registrant’s independent auditors; the integrity of the Funds’ financial statements; the independent auditors’ qualifications and independence; and the use of appropriate accounting principles.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows for KPMG:

	2026	2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $0 and $0, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of the Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant’s Independent Trustees, Messrs. Luis Berruga, John Ferguson and Matthew Stroyman.

(b) Not applicable to the Registrant.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Registrant’s Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Annual Financials and Other Information

KraneShares 2x Long BABA Daily ETF

KraneShares 2x Long PDD Daily ETF

KraneShares 2x Long MELI Daily ETF

KraneShares 2x Long JD Daily ETF

KraneShares 2x Long BIDU Daily ETF

March 31, 2026

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments March 31, 2026

KraneShares 2x Long BABA Daily ETF

A list of the open OTC Swap agreement held by the Fund at March 31, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays*	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.	Alibaba Group Holding Ltd.	OBFR+225 bps	Total Return	At Termination	05/12/2027	USD	7,386,636	$6,762,535	$—	$(624,101)

*	OBFR - Overnight Bank Funding Rate was 3.64% as of March 31, 2026.

The following summarizes the market value of the Fund’s other financial instruments used as of March 31, 2026, based on the inputs used to value them:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swap
Total Return Swap*
Unrealized Depreciation	$—	(624,101)	$—	$(624,101)

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares 2x Long PDD Daily ETF

A list of the open OTC Swap agreement held by the Fund at March 31, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays*	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.	PDD Holdings Inc.	OBFR+250 bps	Total Return	At Termination	05/12/2027	USD	34,660,780	$36,203,093	$—	$1,542,313

*	OBFR - Overnight Bank Funding Rate was 3.64% as of March 31, 2026.

The following summarizes the market value of the Fund’s other financial instruments used as of March 31, 2026, based on the inputs used to value them:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swap
Total Return Swap*
Unrealized Appreciation	$—	$1,542,313	$—	$1,542,313

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares 2x Long MELI Daily ETF

A list of the open OTC Swap agreement held by the Fund at March 31, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays*	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.	MercadoLibre Inc.	OBFR+350 bps	Total Return	At Termination	07/12/2026	USD	13,932,935	$13,537,737	$—	$(395,198)

*	OBFR - Overnight Bank Funding Rate was 3.64% as of March 31, 2026.

The following summarizes the market value of the Fund’s other financial instruments used as of March 31, 2026, based on the inputs used to value them:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swap
Total Return Swap*
Unrealized Depreciation	$—	$(395,198)	$—	$(395,198)

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares 2x Long JD Daily ETF

A list of the open OTC Swap agreement held by the Fund at March 31, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays*	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.*	JD.com Inc.	OBFR+300 bps	Total Return	At Termination	11/25/2026	USD	3,283,167	$3,719,505	$—	$436,338

*	OBFR - Overnight Bank Funding Rate was 3.64% as of March 31, 2026.

The following summarizes the market value of the Fund’s other financial instruments used as of March 31, 2026, based on the inputs used to value them:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swap
Total Return Swap*
Unrealized Depreciation	$—	$436,338	$—	$436,338

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares 2x Long BIDU Daily ETF

A list of the open OTC Swap agreement held by the Fund at March 31, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.	Baidu Inc.	OBFR+300 bps	Total Return	At Termination	12/20/2026	USD	1,019,146	$1,018,926	$—	$(220)

*	OBFR - Overnight Bank Funding Rate was 3.64% as of March 31, 2026.

The following summarizes the market value of the Fund’s other financial instruments used as of March 31, 2026, based on the inputs used to value them:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swap
Total Return Swap*
Unrealized Depreciation	$—	$(220)	$—	$(220)

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

Glossary (abbreviations which may be used in preceding Schedules of Investments):

Portfolio Abbreviations

OBFR — Overnight Bank Funding Rate

OTC — Over The Counter

USD — United States Dollar

225 bps — 225 Basis points or 2.25%

250 bps — 250 Basis points or 2.50%

300 bps — 300 Basis points or 3.00%

350 bps — 350 Basis points or 3.50%

Statements of Assets and Liabilities

March 31, 2026

	KraneShares 2x Long BABA Daily ETF	KraneShares 2x Long PDD Daily ETF	KraneShares 2x Long MELI Daily ETF
Assets:
Cash Collateral on Swap Contracts	$3,668,987	$14,841,400	$5,380,255
Cash and Cash Equivalents	354,686	1,767,771	1,821,709
OTC Swap Contracts at Value	—	1,542,313	—
Dividend and Interest Receivable	32	1,875	2,393
Total Assets	4,023,705	18,153,359	7,204,357

Liabilities:
OTC Swap Contracts at Value	624,101	—	395,198
Payable for Management Fees	2,782	17,272	5,903
Payable for Trustees’ Fees	34	100	31
Payable for Capital Shares Redeemed	—	—	50
Total Liabilities	626,917	17,372	401,182
Net Assets	$3,396,788	$18,135,987	$6,803,175

Net Assets Consist of:
Paid-in Capital	$7,396,821	$28,166,367	$10,565,183
Total Distributable Loss	(4,000,033)	(10,030,380)	(3,762,008)
Net Assets	$3,396,788	$18,135,987	$6,803,175
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	350,002	2,050,002	725,002
Net Asset Value, Offering and Redemption Price Per Share	$9.71	$8.85	$9.38

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (concluded)

March 31, 2026

	KraneShares 2x Long JD Daily ETF	KraneShares 2x Long BIDU Daily ETF
Assets:
Cash Collateral on Swap Contracts	$1,288,333	$459,394
OTC Swap Contracts at Value	436,338	—
Cash and Cash Equivalents	145,331	54,185
Dividend and Interest Receivable	—	48
Total Assets	1,870,002	513,627

Liabilities:
OTC Swap Contracts at Value	—	220
Payable for Management Fees	1,683	622
Payable for Capital Shares Redeemed	49	—
Payable for Trustees’ Fees	7	4
Total Liabilities	1,739	846
Net Assets	$1,868,263	$512,781

Net Assets Consist of:
Paid-in Capital	$2,503,119	$329,267
Total Distributable Earnings/(Loss)	(634,856)	183,514
Net Assets	$1,868,263	$512,781
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	100,002	25,002
Net Asset Value, Offering and Redemption Price Per Share	$18.68	$20.51

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Year or Period Ended March 31, 2026

	KraneShares 2x Long BABA Daily ETF	KraneShares 2x Long PDD Daily ETF	KraneShares 2x Long MELI Daily ETF(1)
Investment Income:
Interest Income	$144,788	$397,523	$110,229
Total Investment Income	144,788	397,523	110,229

Expenses:
Management Fees†	47,726	130,241	40,794
Trustees’ Fees	281	710	241
Insurance Expense	28	32	—
Total Expenses	48,035	130,983	41,035

Management Fee Waiver†	(10,309)	—	—
Net Expenses	37,726	130,983	41,035
Net Investment Income	107,062	266,540	69,194

Net Realized Gain (Loss) on:
Swap Contracts	(2,682,758)	(7,126,161)	(3,090,534)
Net Realized Loss	(2,682,758)	(7,126,161)	(3,090,534)

Net Change in Unrealized Appreciation (Depreciation) on:
Swap Contracts	(7,652)	2,314,649	(395,198)
Net Change in Unrealized Appreciation (Depreciation)	(7,652)	2,314,649	(395,198)
Net Realized and Unrealized Loss	(2,690,410)	(4,811,512)	(3,485,732)
Net Decrease in Net Assets Resulting from Operations	$(2,583,348)	$(4,544,972)	$(3,416,538)

†	See Note 4 in Notes to Financial Statements.
(1)	The Fund’s inception date was on June 11, 2025.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (concluded)

For the Year or Period Ended March 31, 2026

	KraneShares 2x Long JD Daily ETF(1)	KraneShares 2x Long BIDU Daily ETF(2)
Investment Income:
Interest Income	$28,332	$15,852
Total Investment Income	28,332	15,852

Expenses:
Management Fees†	10,630	6,791
Trustees’ Fees	33	27
Total Expenses	10,663	6,818
Net Investment Income	17,669	9,034

Net Realized Gain (Loss) on:
Swap Contracts	(1,088,863)	300,296
Net Realized Gain (Loss)	(1,088,863)	300,296

Net Change in Unrealized Appreciation (Depreciation) on:
Swap Contracts	436,338	(220)
Net Change in Unrealized Appreciation (Depreciation)	436,338	(220)
Net Realized and Unrealized Gain (Loss)	(652,525)	300,076
Net Increase (Decrease) in Net Assets Resulting from Operations	$(634,856)	$309,110

†	See Note 4 in Notes to Financial Statements.
(1)	The Fund’s inception date was on October 14, 2025.
(2)	The Fund’s inception date was on Novermber 19, 2025.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares 2x Long BABA Daily ETF
	Year Ended March 31, 2026	Period Ended March 31, 2025(1)
Operations:
Net Investment Income (Loss)	$107,062	$(1,261)
Net Realized Gain (Loss)	(2,682,758)	350,960
Net Change in Unrealized Appreciation (Depreciation)	(7,652)	(616,449)
Net Decrease in Net Assets Resulting from Operations	(2,583,348)	(266,750)

Distributions:	(2,349,532)	—

Capital Share Transactions:(2)
Issued	8,788,407	2,500,051
Redeemed	(2,692,040)	—
Increase in Net Assets from Capital Share Transactions	6,096,367	2,500,051
Total Increase in Net Assets	1,163,487	2,233,301

Net Assets:
Beginning of Year	2,233,301	—
End of Year	$3,396,788	$2,233,301

Share Transactions:
Issued	400,000	100,002
Redeemed	(150,000)	—
Net Increase in Shares Outstanding from Share Transactions	250,000	100,002

(1)	The Fund’s inception date was on March 11, 2025.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares 2x Long PDD Daily ETF
	Year Ended March 31, 2026	Period Ended March 31, 2025(1)
Operations:
Net Investment Income (Loss)	$266,540	$(1,810)
Net Realized Gain (Loss)	(7,126,161)	745,752
Net Change in Unrealized Appreciation (Depreciation)	2,314,649	(772,336)
Net Decrease in Net Assets Resulting from Operations	(4,544,972)	(28,394)

Distributions:	(5,485,408)	—

Capital Share Transactions:(2)
Issued	34,167,994	2,500,050
Redeemed	(8,473,283)	—
Increase in Net Assets from Capital Share Transactions	25,694,711	2,500,050
Total Increase in Net Assets	15,664,331	2,471,656

Net Assets:
Beginning of Year	2,471,656	—
End of Year	$18,135,987	$2,471,656

Share Transactions:
Issued	2,525,000	100,002
Redeemed	(575,000)	—
Net Increase in Shares Outstanding from Share Transactions	1,950,000	100,002

(1)	The Fund’s inception date was on March 11, 2025.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

KraneShares 2x Long MELI Daily ETF
Period Ended March 31, 2026(1)
Operations:
Net Investment Income	$69,194
Net Realized Loss	(3,090,534)
Net Change in Unrealized Appreciation (Depreciation)	(395,198)
Net Decrease in Net Assets Resulting from Operations	(3,416,538)

Distributions:	(440,504)

Capital Share Transactions:(2)
Issued	11,930,850
Redeemed	(1,270,633)
Increase in Net Assets from Capital Share Transactions	10,660,217
Total Increase in Net Assets	6,803,175

Net Assets:
Beginning of Period	—
End of Period	$6,803,175

Share Transactions:
Issued	800,002
Redeemed	(75,000)
Net Increase in Shares Outstanding from Share Transactions	725,002

(1)	The Fund’s inception date was on June 11, 2025.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

KraneShares 2x Long JD Daily ETF
Period Ended March 31, 2026(1)
Operations:
Net Investment Income	$17,669
Net Realized Loss	(1,088,863)
Net Change in Unrealized Appreciation (Depreciation)	436,338
Net Decrease in Net Assets Resulting from Operations	(634,856)

Capital Share Transactions:(2)
Issued	3,474,717
Redeemed	(971,598)
Increase in Net Assets from Capital Share Transactions	2,503,119
Total Increase in Net Assets	1,868,263

Net Assets:
Beginning of Period	—
End of Period	$1,868,263

Share Transactions:
Issued	150,002
Redeemed	(50,000)
Net Increase in Shares Outstanding from Share Transactions	100,002

(1)	The Fund’s inception date was on October 14, 2025.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

KraneShares 2x Long BIDU Daily ETF
Period Ended March 31, 2026(1)
Operations:
Net Investment Income	$9,034
Net Realized Gain	300,296
Net Change in Unrealized Appreciation (Depreciation)	(220)
Net Increase in Net Assets Resulting from Operations	309,110

Capital Share Transactions:(2)
Issued	3,145,837
Redeemed	(2,942,166)
Increase in Net Assets from Capital Share Transactions	203,671
Total Increase in Net Assets	512,781

Net Assets:
Beginning of Period	—
End of Period	$512,781

Share Transactions:
Issued	125,002
Redeemed	(100,000)
Net Increase in Shares Outstanding from Share Transactions	25,002

(1)	The Fund’s inception date was on November 19, 2025.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For the Year or Period Ended March 31, 2026

For a Share Outstanding Throughout the Year

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Loss on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
KraneShares 2x Long BABA Daily ETF
2026	22.33	0.56	(4.64)	(4.08)	(8.54)	—
2025(1)	25.00	(0.01)	(2.66)	(2.67)	—	—
KraneShares 2x Long PDD Daily ETF
2026	24.72	0.37	(9.59)	(9.22)	(6.65)	—
2025(1)	25.00	(0.02)	(0.26)	(0.28)	—	—
KraneShares 2x Long MELI Daily ETF
2026(2)	25.00	0.26	(14.41)	(14.15)	(1.47)	—
KraneShares 2x Long JD Daily ETF
2026(3)	25.00	0.19	(6.51)	(6.32)	—	—
KraneShares 2x Long BIDU Daily ETF
2026(4)	25.00	0.18	(4.67)	(4.49)	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	The Fund’s inception date was on March 11, 2025.
(2)	The Fund’s inception date was on June 11, 2025.
(3)	The Fund’s inception date was on October 14, 2025.
(4)	The Fund’s inception date was on November 19, 2025.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

(8.54)	9.71	(32.01)	3,397	0.99	1.26	2.81	—
—	22.33	(10.68)	2,233	1.00†	1.27†	(1.00)†	—††

(6.65)	8.85	(42.96)	18,136	1.26	1.26	2.56	—
—	24.72	(1.12)	2,472	1.27†	1.27†	(1.27)†	—††

(1.47)	9.38	(58.43)	6,803	1.26†	1.26†	2.12†	—††

—	18.68	(25.28)	1,868	1.25†	1.25†	2.08†	—††

—	20.51	(17.96)	513	1.25†	1.25†	1.66†	—††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of March 31, 2026, the Trust had 34 operational series. The financial statements herein and the related notes pertain to the following five series: KraneShares 2X Long BABA Daily ETF, KraneShares 2X Long PDD Daily ETF, KraneShares 2X Long MELI Daily ETF, Kraneshares 2x Long JD Daily ETF, and KraneShares 2X Long BIDU Daily ETF (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of March 31, 2026, KFA One Holdings, LLC (“KFA1”), located at 280 Park Avenue, 32nd Floor, New York, New York 10017, held the remaining equity interests in Krane. As of the same date, officers and certain employees of Krane, among others, had agreed to acquire, through KFA Two Holdings, LLC (“KFA2”), at 280 Park Avenue, 32nd Floor, New York, New York 10017, the entire interest of China International Capital Corporation Limited in Krane. Such transaction is expected to close no later than June 30. Jonathan Krane, through his equity interests in KFA1 and KFA2, may be deemed to control Krane. Jonathan Krane, being a Trustee, the Principal Executive Officer and Principal Financial Officer of the Trust, is also an affiliated person of the Trust.

Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC (the “Exchange” or the “NASDAQ”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares each called a “Creation Unit”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

At March 31, 2026, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

The Funds seek daily leveraged investment results and are intended to be used as short-term trading vehicles. Each Fund attempts to provide daily investment results that correspond to the respective long leveraged multiple of the performance of an underlying stock (each a “Leveraged Long Fund”).

Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SEGMENT REPORTING — An operating segment is defined in Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ Principal Executive Officer and Principal Financial Officer act as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is predetermined in accordance with the Funds’ single investment objective which is executed by the Funds’ portfolio manager. The financial information in the form of the Funds’ schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV; as of March 31, 2026, there are no distribution fees paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan. The NAV per share for each Fund normally is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the

Notes to Financial Statements (continued)

most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent.

Swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are listed. The daily settlement prices for centrally cleared swaps are provided by an Independent Pricing Agent. Swaps which are not centrally cleared are priced based on valuations provided by an Independent Pricing Agent.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index, or basket of stocks (the “equity leg” of the swap) in return for interest payment(s) calculated based on the notional amount of the swap (the “financing leg” of the swap). Each leg of the swap is valued separately, and the net amount of the two legs is included in the Fund’s net asset value. The value of the equity leg of the swap is provided by an Independent Pricing Agent based on the value of the financial instrument underlying the swap. The value of the financing leg of the swap is systematically calculated by the Fund’s accounting agent based on the details of the swap.

Exchange-traded options, except as discussed below for FLEX options, are valued at the mean of their most recent bid and asked price, if available, and otherwise, long positions will be valued at the most-recent bid price, and short positions will be valued at the most-recent ask price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. FLEX (short for flexible) options are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX option occurs, the trade price will be used to value such FLEX options in lieu of the model price.

Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent.

Notes to Financial Statements (continued)

On certain days, the settlement price for futures may not be available at the time the Fund calculates its NAV. On such days, the best available price (which is typically the last trade price) may be used to value futures.

As of and during the year or period ended March 31, 2026, the Funds held swaps contracts. As of and during the year or period ended March 31, 2026, the Funds did not hold foreign currency forward, futures, and option contracts.

Securities issued by a wholly owned subsidiary of a Fund will be valued at the subsidiary’s net asset value, which will be determined using the same pricing policies and procedures applicable to the Fund.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Investments for which market prices are not “readily available,” or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Value Pricing Committee be called.

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane’s Fair Value Pricing Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price

Notes to Financial Statements (continued)

the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index, if applicable. This may adversely affect a Fund’s ability to track its Underlying Index, if applicable.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

With respect to the securities of private companies, the Administrator will obtain the price of private company securities from the Valuation Designee, who will determine their fair value using various inputs, including observable data such as cost basis, primary financing rounds, tender offers, and secondary market activity. The Valuation Designee will also consider pricing from independent pricing experts1, comparables of public and private companies, and relevant market news. While primary financing rounds, tender offers, and cost basis are expected to be the main drivers of fair value, all factors will be considered. A daily dashboard will be stored to record data being considered. In addition to conducting a pricing and trend analysis on the data received from the independent pricing experts, the Valuation Designee will take business cycle, market depth, transaction size and other relevant factors into consideration when reviewing observable data and will periodically assess the pricing methodology used by the independent pricing experts.

[1]	It is currently expected that the Valuation Designee will get pricing from two independent pricing agents.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Notes to Financial Statements (continued)

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of March 31, 2026, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations.

Notes to Financial Statements (continued)

SWAPS — Each of the Funds invests at least 80% of its net assets (plus any borrowings for investment purposes) in its Underlying Stock and financial instruments, such as swap agreements and options, that, in combination, provide investment exposure to 2 times (200%) the performance of the Underlying Stock.

Generally, each Fund will invest in its Underlying Stock and enter into swap agreements on the Underlying Stock as it attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock. Each Fund aims to generate 2 times the daily performance of its Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Each Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby each Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Notes to Financial Statements (continued)

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting marked-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the KraneShares 2x Long BABA Daily ETF as of March 31, 2026:

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$—	$—	$—	$—	$—	$—

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$(624,101)	$—	$(624,101)	$—	$624,101	$—

(1)	Excess collateral pledged is not shown for financial reporting purposes.
(2)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Notes to Financial Statements (continued)

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the KraneShares 2x Long PDD Daily ETF as of March 31, 2026:

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$1,542,313	$—	$1,542,313	$—	$—	$1,542,313

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$—	$—	$—	$—	$—	$—

(1)	Excess collateral pledged is not shown for financial reporting purposes.
(2)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the KraneShares 2x Long MELI Daily ETF as of March 31, 2026:

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$—	$—	$—	$—	$—	$—

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$(395,198)	$—	$(395,198)	$—	$395,198	$—

Notes to Financial Statements (continued)

(1)	Excess collateral pledged is not shown for financial reporting purposes.
(2)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the KraneShares 2x Long JD Daily ETF as of March 31, 2026:

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$436,338	$—	$436,338	$—	$—	$436,338

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$—	$—	$—	$—	$—	$—

(1)	Excess collateral pledged is not shown for financial reporting purposes.
(2)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Notes to Financial Statements (continued)

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the KraneShares 2x Long BIDU Daily ETF as of March 31, 2026:

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$—	$—	$—	$—	$—	$—

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$(220)	$—	$(220)	$—	$220	$—

(1)	Excess collateral pledged is not shown for financial reporting purposes.
(2)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

As of March 31, 2026, the Funds had open total return swap contracts. Refer to the Schedule of Investments for details regarding open swap contracts as of March 31, 2026. All total return swap contracts held during the period were total return contracts.

For the year or period ended March 31, 2026, the average monthly notional balances for total return swap contracts held during the period by the KraneShares 2X Long BABA Daily ETF, KraneShares 2X Long PDD Daily ETF, KraneShares 2X Long MELI Daily ETF, KraneShares 2X Long JD Daily ETF, and KraneShares 2X Long BIDU Daily ETF were $8,313,368, $23,864,766, $8,917,139, $3,681,567 and $2,801,767, respectively.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Notes to Financial Statements (continued)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund intends to pay out to their shareholders net investment income, if any, at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Overdraft Base Rate plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The Adviser may adjust the transaction fees from time to time based on actual experience.

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. DERIVATIVES TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments located on the Statements of Assets and Liabilities as of March 31, 2026 was as follows:

Notes to Financial Statements (continued)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities	Fair Value		Statements of Assets and Liabilities	Fair Value
KraneShares 2x Long BABA Daily ETF
Equity contracts	Unrealized appreciation on swap contracts	$—	†	Unrealized depreciation on swap contracts	$(624,101	)†
Total Derivatives not accounted for as hedging instruments		$—			$(624,101)

KraneShares 2x Long PPD Daily ETF
Equity contracts	Unrealized appreciation on swap contracts	$1,542,313	†	Unrealized depreciation on swap contracts	$—	†
Total Derivatives not accounted for as hedging instruments		$1,542,313			$—

KraneShares 2x Long MELI Daily ETF
Equity contracts	Unrealized appreciation on swap contracts	$—	†	Unrealized depreciation on swap contracts	$(395,198	)†
Total Derivatives not accounted for as hedging instruments		$—			$(395,198)

KraneShares 2x Long JD Daily ETF
Equity contracts	Unrealized appreciation on swap contracts	$—	†	Unrealized depreciation on swap contracts	$436,338	†
Total Derivatives not accounted for as hedging instruments		$—			$436,338

KraneShares 2x Long BIDU Daily ETF
Equity contracts	Unrealized appreciation on swap contracts	$—	†	Unrealized depreciation on swap contracts	$(220	)†
Total Derivatives not accounted for as hedging instruments		$—			$(220)

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the year or period ended March 31, 2026:

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Swaps
KraneShares 2x Long BABA Daily ETF
Equity contracts	$(2,682,758)
Total	$(2,682,758)

Notes to Financial Statements (continued)

Derivatives Not Accounted for as Hedging Instruments	Swaps
KraneShares 2x Long PDD Daily ETF
Equity contracts	$(7,126,161)
Total	$(7,126,161)

KraneShares 2x Long MELI Daily ETF
Equity contracts	$(3,090,534)
Total	$(3,090,534)

KraneShares 2x Long JD Daily ETF
Equity contracts	$(1,088,863)
Total	$(1,088,863)

KraneShares 2x Long BIDU Daily ETF
Equity contracts	$300,296
Total	$300,296

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Swaps
KraneShares 2x Long BABA Daily ETF
Equity contracts	$(7,652)
Total	$(7,652)

KraneShares 2x Long PDD Daily ETF
Equity contracts	$2,314,649
Total	$2,314,649

KraneShares 2x Long MELI Daily ETF
Equity contracts	$(395,198)
Total	$(395,198)

KraneShares 2x Long JD Daily ETF
Equity contracts	$436,338
Total	$436,338

KraneShares 2x Long BIDU Daily ETF
Equity contracts	$(220)
Total	$(220)

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — As part of the Investment Advisory Agreement, Krane has contractually agreed to pay all expenses of each Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes);(ii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) the compensation payable to the Adviser under the Investment Advisory Agreement; (vii) compensation and expenses of the Independent Trustees (including any Trustees’ counsel fees); and (viii) any expenses determined to be extraordinary

Notes to Financial Statements (continued)

expenses by the Board. Nevertheless, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect a Fund.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible. As of March 31, 2026, the Fund did not participate in securities lending related activities.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers). As of March 31, 2026, the Funds did not participate in securities lending related activities.

Management Fee
KraneShares 2X Long BABA Daily ETF	1.25%
KraneShares 2X Long PDD Daily ETF	1.25%
KraneShares 2X Long MELI Daily ETF	1.25%
KraneShares 2x Long JD Daily ETF	1.25%
KraneShares 2x Long BIDU Daily ETF	1.25%

The Adviser bears all of its own costs associated with providing these advisory services.

Pursuant to the terms of the Fee Waiver Agreement, Krane has contractually agreed to waive its management fee for the below listed Fund by the following amount of the Fund’s average daily net assets until August 1, 2026. The Fee Waiver Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Agreement for the Fund is terminated.

Notes to Financial Statements (continued)

Fee Waiver
KraneShares 2X Long BABA Daily ETF	0.27%

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended March 31, 2026, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

5. INVESTMENT TRANSACTIONS

For the period ended March 31, 2026, there were no purchases or sales of investments in securities excluding long-term U.S. Government and short-term securities.

For the period ended March 31, 2026, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended March 31, 2026, there were no in-kind transactions associated with creations and redemptions.

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of income and expense from swap transactions. The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings for the fiscal year ended March 31, 2026 are primarily related to distribution in excess and utilization of earnings and profits on shareholder redemptions.

	Distributable Earnings/(Loss)	Paid-in Capital
KraneShares 2x Long BABA Daily ETF	$932,847	$(932,847)
KraneShares 2x Long MELI Daily ETF	95,034	(95,034)
KraneShares 2x Long BIDU Daily ETF	(125,596)	125,596

Notes to Financial Statements (continued)

The tax character of dividends and distributions paid during the years or periods ended March 31, 2026 and March 31, 2025 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
KraneShares 2x Long BABA Daily ETF
2026	$2,349,532	$—	$2,349,532
2025	—	—	—

KraneShares 2x Long PDD Daily ETF
2026	$5,485,408	$—	$5,485,408
2025	—	—	—

KraneShares 2x Long MELI Daily ETF
2026	$440,504	$—	$440,504

KraneShares 2x Long JD Daily ETF
2026	$—	$—	$—

KraneShares 2x Long BIDU Daily ETF
2026	$—	$—	$—

The KraneShares 2x Long MELI Daily ETF, KraneShares 2X Long JD Daily ETF, and KraneShares 2X Long BIDU Daily ETF commenced on June 11, 2025, October 14, 2025, November 19, 2025, respectively and the Fund were not in operations during the prior fiscal year.

As of March 31, 2026, the components of tax basis distributable earnings (distributable losses) were as follows:

	KraneShares 2x Long BABA Daily ETF	KraneShares 2x Long PDD Daily ETF	KraneShares 2x Long MELI Daily ETF
Capital Loss Carryforwards	(1,419,232)	(3,726,208)	(798,679)
Qualified Late-Year
Loss Deferrals	—	(6,354,248)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(16,459)	50,076	79,609
Other Temporary Differences	(2,564,342)	—	(3,042,938)
Total Distributable Loss	$(4,000,033)	$(10,030,380)	$(3,762,008)

	KraneShares 2x Long JD Daily ETF	KraneShares 2x Long BIDU Daily ETF
Undistributed Ordinary Income	$—	$503,591
Capital Loss Carryforwards	(174,464)	(327,318)
Post October Losses	(28,733)	—
Unrealized Appreciation on Investments and Foreign Currency	16,694	7,240
Other Temporary Differences	(448,353)	1
Total Distributable Earnings/(Loss)	$(634,856)	$183,514

Notes to Financial Statements (continued)

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2026 through March 31, 2026 and November 1, 2025 through March 31, 2026, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Other temporary differences primarily consist of late year, specified loss deferrals, and swap transactions not recognized for tax.

The Funds have capital loss carryforwards as follows:

	Short-Term Loss	Total
KraneShares 2x Long BABA Daily ETF	$1,419,232	$1,419,232
KraneShares 2x Long PDD Daily ETF	3,726,208	3,726,208
KraneShares 2x Long MELI Daily ETF	798,679	798,679
KraneShares 2x Long JD Daily ETF	174,464	174,464
KraneShares 2x Long BIDU Daily ETF	327,318	327,318

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on swaps. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2026 were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares 2x Long BABA Daily ETF	$(607,642)	$—	$(16,459)	$(16,459)
KraneShares 2x Long PDD Daily ETF	1,492,237	—	50,076	50,076
KraneShares 2x Long MELI Daily ETF	(474,807)	—	79,609	79,609
KraneShares 2x Long JD Daily ETF	419,644	—	16,694	16,694
KraneShares 2x Long BIDU Daily ETF	(7,460)	—	7,240	7,240

The Funds did not pay any federal or state and local income taxes.

7. PRINCIPAL RISKS

As with all exchange-traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

CHINA RISK — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in the People’s Republic of China (“China” or the “PRC”) and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. Investments in Chinese securities,

Notes to Financial Statements (continued)

including those that are Hong Kong-listed and U.S.-listed securities, subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/ or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The RMB is not freely convertible, but rather is subject to approval of PRC authorities. Although Chinese authorities have indicated an intent to move to a freely convertible RMB, there is no assurance that repatriation restrictions will not continue. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund. In addition, worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China. This may also result in market volatility and volatility in the price of Fund shares.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.

Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements or due to worsening relations between the U.S. and China, which would significantly decrease the liquidity and value of the securities.

Notes to Financial Statements (continued)

The tax laws and regulations in China are somewhat unclear and are subject to change, possibly with retroactive effect. The interpretation, application and enforcement of such laws and regulations by the applicable authorities may vary over time and from region to region, and could have an adverse effect on the Fund and its shareholders, particularly in relation to tax imposed upon foreign investors’ capital gains. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

CONCENTRATION RISK — The Funds’ assets are expected to be concentrated in the particular industry to which its Underlying Stock is assigned. The securities of companies in an industry or group of industries could react similarly to market developments. Thus, the Funds are subject to loss due to adverse occurrences that affect one industry or group of industries or sector. While the Funds’ sector and industry exposure may vary over time based on the particular industry to which its Underlying Stock is assigned, the Funds are currently subject to Consumer Discretionary Sector Risk and Consumer Distribution and Retail Industry Risk.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Funds and may cause the Funds to be more volatile. Derivatives may at times be highly illiquid, and the Funds may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Funds. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Funds to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Funds may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

SWAP RISK — Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

MARKET RISK — The values of the Funds’ holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, including those in foreign countries, or changes in global trade relationships could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Funds and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Funds are susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Funds’ investments to become less liquid and subject to erratic price movements.

Notes to Financial Statements (concluded)

NEW FUND RISK — If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a trading halt.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

UNDERLYING STOCK RISK — The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by trends in commerce, and cloud computing, changes in the economic conditions in China and globally, international trade policies, the company’s investment transactions and changes in governmental regulations. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

8. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

KraneShares Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the funds listed in the Appendix, five of the funds comprising KraneShares Trust (collectively, the Funds), including the schedules of investments, as of March 31, 2026, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods in the two-year period listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods listed in the Appendix. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for each of the years or periods in the two-year period listed in the Appendix, and the financial highlights for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2026, by correspondence with custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more KraneShares investment companies since 2017.

Philadelphia, Pennsylvania

May 29, 2026

Report of Independent Registered Public Accounting Firm (concluded)

Appendix

Funds with inception during the year ended March 31, 2026:

KraneShares 2x Long BABA Daily ETF

KraneShares 2x Long PDD Daily ETF

Statements of operations for the year ended March 31, 2026

Statements of changes in net assets for the year ended March 31, 2026 and the period from March 11, 2025 (inception) through March 31, 2025

Financial highlights for the year ended March 31, 2026 and the period from March 11, 2025 (inception) through March 31, 2025

Funds with inception during the year ended March 31, 2026:

KraneShares 2x Long MELI Daily ETF

Statements of operations and changes in net assets and the financial highlights for the period from June 11, 2025 (inception) through March 31, 2026

KraneShares 2x Long JD Daily ETF

Statements of operations and changes in net assets and the financial highlights for the period from October 14, 2025 (inception) through March 31, 2026

KraneShares 2x Long BIDU Daily ETF

Statements of operations and changes in net assets and the financial highlights for the period from November 19, 2025 (inception) through March 31, 2025

Notice To Shareholders (Unaudited)

For shareholders that do not have a March 31, 2026 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2026 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2026, the Funds are designating the following items with regard to distributions paid during the year.

Return of Capital(1)	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(2)	Qualifying Dividend Income(3)	U.S. Government Interest(4)	Interest Related Dividends(5)	Short Term Capital Gain Dividends(6)	Foreign Tax Credit(7)
KraneShares 2x Long BABA Daily ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	9.96%	0.00%	0.00%
KraneShares 2x Long PDD Daily ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	7.08%	0.00%	0.00%
KraneShares 2x Long MELI Daily ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	28.52%	0.00%	0.00%
KraneShares 2x Long JD Daily ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KraneShares 2x Long BIDU Daily ETF
0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	2.49%	0.00%	0.00%

(1)	Return of capital is a payment received from the fund that is not considered to be taxable income. The return of capital distribution is considered to be a return of the investor’s original investment and reduces the investor’s cost basis in the fund.
(2)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(3)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(4)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(5)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions that is exempt from U.S. withholding tax when paid for foreign investors.
(6)	The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempt from U.S. withholding tax when paid for foreign investors.
(7)	The allocable share of foreign tax credit will be reported on Form 1099-DIV.

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

On May 7, 2026, at a joint special meeting (the “Special Meeting”) of the respective shareholders of each series of the Trust, the approval of a new investment advisory agreement between the Adviser and the Trust on behalf of each Fund, to be voted on separately by the shareholders of each Fund, was submitted to the shareholders of each Fund. The Special Meeting has been adjourned to June 4, 2026, as the requisite number of votes had not been cast, and may be further adjourned at the June 4 adjournment.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration is shown on the Statements of Operations of the financial statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Effective March 31, 2026, Krane Fund Advisors, LLC (“Krane”) entered into an agreement with China International Capital Corporation Limited (“CICC”) whereby Krane’s officers and certain of its employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in Krane from CICC, resulting in a change of control of Krane (the “Transaction”). Under the Investment Company Act of 1940, as amended (the “1940 Act”), the closing of the Transaction (“Closing”) will result in an “assignment” and termination of the current investment advisory agreement between Krane and the Trust, on behalf of each Fund. The Transaction is expected to close no later than June 30, 2026.

To ensure that the management of each Fund (as defined below) will continue without any interruption following the Closing, at a meeting held on February 20, 2026, the Board of Trustees (the “Board”) of the Trust, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, (the “Independent Trustees”), considered and approved a new Investment Advisory Agreement (the “New KFA Agreement”) between Krane and the Trust on behalf of each of the following separate series of the Trust (each, a “Fund” and collectively, the “Funds”):

●	KraneShares 2x Long PDD Daily ETF (KPDD);

●	KraneShares 2x Long BABA Daily ETF (KBAB);

●	KraneShares 2x Long MELI Daily ETF (KMLI);

●	KraneShares 2x Long JD Daily ETF (KJD); and

●	KraneShares 2x Long BIDU Daily ETF (KBDU).

At the same meeting, the Board also considered and approved an Interim Advisory Agreement (the “Interim Advisory Agreement”) between Krane and the Trust on behalf of each Fund. The New KFA Agreement and the Interim Advisory Agreement are collectively referred to herein as the “Advisory Agreements.”

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited) (continued)

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on February 20, 2026, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests for information regarding the Funds and the Advisory Agreements.

The Board considered that its evaluation process with respect to Krane is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided to each Fund by Krane. The Board considered that the Independent Trustees also receive additional information outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees.

In evaluating the Advisory Agreements with respect to the Funds, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to each Fund by Krane; (2) the proposed compensation to be paid by each Fund under the Advisory Agreements; (3) the costs of the services to be provided by Krane and the profitability expectations of Krane with respect to its relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged under the Advisory Agreements will enable investors in the Funds to share in any such economies of scale; and (5) other benefits Krane will receive from its relationship with the Funds.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the February 20, 2026 executive session of the Independent Trustees and the February 20, 2026 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane to the Funds under the Advisory Agreements. The Board considered that the services currently provided by Krane will continue under the Advisory Agreements, and that there will be no change to the Krane personnel providing such services to the Funds. The Board considered the responsibilities of Krane with respect to each Fund under the Advisory Agreements.

The Board took note of the qualifications, background and responsibilities of personnel at Krane who provide services to the Funds. The Board noted management’s representation that Krane will retain its investment, compliance and operational personnel after the Transaction.

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, extent and quality of the services provided and to be provided by Krane under the Advisory Agreements.

B.	Investment Performance

The Board noted that, because the Funds have not yet commenced investment operations, they have no investment performance. The Board considered that once the Funds commence operations, the Board will receive regular reports regarding the performance of the Funds relative to a Morningstar peer group, and potentially a select group of peers identified by Krane. The Board also considered that at its regular meetings, it will receive information regarding the performance of each Fund against the performance of its respective underlying index.

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited) (continued)

C.	Compensation

The Board considered that the unitary fee paid by each Fund will be unchanged after the Transaction. The Board considered that under the unitary fee arrangement, Krane will continue to be responsible for paying most of each Fund’s expenses, including those of its principal service providers. The Board considered the information provided by Krane regarding the fees to be paid by each Fund in light of the nature, quality and extent of the services to be provided by Krane.

The Board noted that the management fees paid by certain of the Funds are higher than the median management fee within their respective Morningstar peer groups. The Board considered that the Funds offer unique investment exposure for investors in U.S. registered funds and considered the operational costs and entrepreneurial risks that will continue to be incurred by Krane under the Advisory Agreements.

The Board considered that, under the Interim Advisory Agreement, fees paid to Krane by a particular Fund would be escrowed. The Board noted that the advisory fee and total expense ratio of each Fund will not change as a result of the Transaction.

D.	Costs and Profitability

The Board noted that, because the Funds have not yet launched, it is difficult to estimate how profitable they will be to Krane, although the Board recognized that the Funds will leverage procedures and systems put in place in connection with management of other series of the Trust. The Independent Trustees also considered information from Krane regarding its overall profitability and discussed with Krane’s management how the Funds could impact such profitability. The Board noted Krane’s continuing commitment to operating the Trust and its continued use of a unitary fee structure under which it will bear many of the expenses of the Funds. Based on these and other considerations, the Board considered that the profitability of the Funds was not a material factor in its consideration of the Advisory Agreements.

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of the Funds. The Board noted that certain members of management will participate in ownership of Krane subsequent to the Transaction. The Board did not observe any other specific benefits to be realized by Krane or its management as a result of the Transaction.

F.	Economies of Scale

The Board considered whether fees under the Advisory Agreements reflect the potential for economies of scale for the benefit of Fund shareholders. The Board determined that, at present, economies of scale are not a material factor for the Board to consider in connection with the Advisory Agreements.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Advisory Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Advisory Agreements, were reasonable in light of the factors considered by the Board.

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited) (continued)

Approval of the Advisory Agreement

At a meeting held on December 4, 2024, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the existing investment advisory agreement (the “Advisory Agreement”) between Krane and the Trust, on behalf of each of the following separate series of the Trust (each individually, a “Fund” and collectively, the “Funds”):

●	KraneShares 2x Long JD Daily ETF (KJD); and

●	KraneShares 2x Long BIDU Daily ETF (KBDU).

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on December 4, 2024, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests for information regarding the Funds and the Advisory Agreement.

The Board considered that its evaluation process with respect to Krane is an ongoing one, and the Board will consider information at each of its regularly scheduled meetings related to, among other matters, the services provided to each Fund by Krane. The Board considered that the Independent Trustees also receive additional information outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees.

In evaluating the Advisory Agreement with respect to the Funds, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to each Fund by Krane; (2) the proposed compensation to be paid by each Fund under the Advisory Agreement; (3) the costs of the services to be provided by Krane and the profitability expectations of Krane with respect to its relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged under the Advisory Agreement will enable investors in the Funds to share in any such economies of scale; and (5) other benefits Krane will receive from its relationship with the Funds.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the December 4, 2024 executive session of the Independent Trustees and the December 4, 2024 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane to the Funds under the Advisory Agreement. The Board considered that each of the Funds will invest at least 80% of their net assets in the identified underlying stock and certain financial instruments, such as swap agreements and options, that, in combination, provide investment exposure to 2 times (200%) the performance of their respective underlying stock. The Board took note of the qualifications, background and responsibilities of personnel at Krane who will provide services to the Funds, in particular that the primary portfolio manager of each Fund has more than 20 years of experience working with equity derivatives in trading, capital markets, and fund management capacities.

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, extent and quality of the services to be provided by Krane under the Advisory Agreement.

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited) (continued)

B.	Investment Performance

The Board noted that, because the Funds have not yet commenced investment operations, they have no investment performance. The Board considered that once the Funds commence operations, the Board will receive regular reports regarding each Fund’s performance relative to a broad Morningstar peer group, and potentially a select group of peers identified by Krane. The Board also considered that at its regular meetings it will receive information regarding the performance of each Fund against the performance of its respective underlying index. The Board recognized that there may be limited peers available for the Funds.

C.	Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane will enter into a unitary advisory fee arrangement for each Fund. The Board also considered that Krane structured the proposed fees for the Funds in a manner that is consistent with other series of the Trust. The Board took note that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the Funds, including those of the principal service providers, and that Krane takes the risk that the Funds may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

The Board considered the proposed fee for the Funds compared to their respective Morningstar universe, noting that the proposed fees and expenses for each Fund are higher than the median of the peer group. The Board noted that the management fees to be paid by the Funds are higher than the median management fee within their respective Morningstar peer groups. The Board considered Krane’s representation that the Funds present highly differentiated strategies because most peer funds focus exclusively on levered U.S. equities, and the Funds will provide leveraged funds in the thematic China strategy. The Board noted the operational costs and entrepreneurial risks that will be incurred by Krane under the Advisory Agreement.

D.	Costs and Profitability

The Board considered pro-forma projected profit and loss statements for the Funds. The Board recognized that, because the Funds have not yet launched, it is difficult to estimate how profitable they will be to Krane, although the Board recognized that the Funds will leverage procedures and systems put in place in connection with management of other series of the Trust. The Independent Trustees also considered information from Krane regarding its overall profitability and discussed with Krane’s management how launching the Funds could impact such profitability. The Board noted Krane’s continuing commitment to operating the Trust and its continued use of a unitary fee structure under which it will bear many of the expenses of the Funds. Based on these and other considerations, the Board considered that the profitability of the Funds was not a material factor in its consideration of the Advisory Agreement.

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of the Funds. The Board considered that Krane could benefit if the Funds participate in the Trust’s securities lending program or if Krane could use each Fund’s assets to engage in soft dollar transactions. The Board determined that, at present, it did not observe any specific benefits to be realized by Krane as a result of launching the Funds.

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited) (concluded)

F.	Economies of Scale

The Board considered whether fees under the Advisory Agreement reflect the potential for economies of scale for the benefit of Fund shareholders. The Board determined that, at present, economies of scale are not a material factor for the Board to consider in connection with the Advisory Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Advisory Agreement. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Advisory Agreement, were reasonable in light of the factors considered by the Board.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-SA-007-0200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), is filed herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: June 8, 2026

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: June 8, 2026